Bank Borrowings (Details)							6 Months Ended
	Mar. 27, 2023 USD ($)	Feb. 27, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Jan. 15, 2021 USD ($)	Jan. 15, 2021 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 27, 2023 USD ($)	Feb. 27, 2023 HKD ($)	Aug. 30, 2022 USD ($)	Aug. 30, 2022 HKD ($)	Dec. 15, 2021 USD ($)	Dec. 15, 2021 HKD ($)
Loan I [Member]
Bank Borrowings [Line Items]
Borrowed a term loan														$ 264,000	$ 2,050,000
Borrowings average amount					$ 4,800	$ 36,888
Annual interest rate							2.50%
Effective interest rates							1.73%	3.02%	3.31%
Loan II [Member]
Bank Borrowings [Line Items]
Borrowed a term loan												$ 268,000	$ 2,100,000
Borrowings average amount			$ 2,700	$ 20,831
Annual interest rate							2.50%
Effective interest rates							2.83%	3.36%	3.54%
Loan III [Member]
Bank Borrowings [Line Items]
Borrowed a term loan										$ 230,000	$ 1,805,000
Borrowings average amount	$ 2,100	$ 16,808
Annual interest rate							2.50%
Effective interest rates							2.85%	3.38%	3.61%
Term Loan Agreements [Member]
Bank Borrowings [Line Items]
Interest expense							$ 6,012	$ 8,873	$ 10,837